Impaired Loans by Portfolio Segment (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Total Recorded Investment	$ 48,548,933	$ 48,641,152
Loans Receivable | Unsecured
Financing Receivable, Impaired [Line Items]
Unpaid Total Principal Balance	44,634	65,080
Recorded Investment With No Allowance	28,957	27,219
Recorded Investment With Allowance	11,060	37,861
Total Recorded Investment	40,017	65,080
Related Allowance	11,060	37,861
Loans Receivable | Cash Value
Financing Receivable, Impaired [Line Items]
Unpaid Total Principal Balance	19,543	17,054
Recorded Investment With Allowance	17,054	17,054
Total Recorded Investment	17,054	17,054
Related Allowance	17,054	17,054
Loans Receivable | Residential Real Estate
Financing Receivable, Impaired [Line Items]
Unpaid Total Principal Balance	15,758,053	13,754,238
Recorded Investment With No Allowance	6,419,011	7,738,672
Recorded Investment With Allowance	6,582,096	4,441,824
Total Recorded Investment	13,001,107	12,180,496
Related Allowance	1,645,625	1,559,888
Loans Receivable | Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Unpaid Total Principal Balance	40,127,425	37,035,387
Recorded Investment With No Allowance	22,047,391	18,762,620
Recorded Investment With Allowance	12,758,289	16,820,115
Total Recorded Investment	34,805,680	35,582,735
Related Allowance	1,075,729	942,959
Loans Receivable | Business Assets
Financing Receivable, Impaired [Line Items]
Unpaid Total Principal Balance	657,529	650,392
Recorded Investment With No Allowance	92,819	334,973
Recorded Investment With Allowance	468,272	315,419
Total Recorded Investment	561,091	650,392
Related Allowance	293,697	287,819
Loans Receivable | Vehicles
Financing Receivable, Impaired [Line Items]
Unpaid Total Principal Balance	165,850	145,395
Recorded Investment With No Allowance	5,529	62,344
Recorded Investment With Allowance	118,455	83,051
Total Recorded Investment	123,984	145,395
Related Allowance	$ 81,037	$ 67,891